TAXES ON INCOME (TAX BENEFIT) (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax assets, net consist of the following significant items:

	DECEMBER 31,
	2014	2013

Net operating loss carry forwards of non-Israeli subsidiaries	$5,347	$2,092
Net operating loss carry forwards In Israel*	910	768
R&D cost temporary differences	1,080	991
Other temporary differences	3,443	2,016
Deferred tax assets before valuation allowance	$10,780	$5,867
Valuation allowance	(5,840)	(2,107)
Deferred tax assets, net of allowance	$4,940	$3,760

* Based on 18% tax rate for 2015

Schedule Of Current Deferred Tax Assets and Liabilities [Table Text Block]
Presentation in balance sheets:

	DECEMBER 31,
	2014	2013

Current deferred tax asset, net	$1,680	$1,740
Non-current deferred tax asset, net	3,280	2,060
Non-current deferred tax liability, net	(20)	(40)
	$4,940	$3,760

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	Israel and International components of income profit before taxes
	YEAR ENDED DECEMBER 31,
	2014	2013	2012

Israel	$(991)	$(10,274)	$4,482
International	(2,089)	5,190	3,175
	$(3,080)	$(5,084)	$7,657

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income taxes included in the statement of operations

	YEAR ENDED DECEMBER 31,
	2014	2013	2012

Current taxes	$783	$642	$709
Tax payment for previous years retained earnings (*)	-	744	-
Deferred taxes	(831)	(2,310)	(540)
	$(48)	$(924)	$169

(*) See Note 14.A above

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and the actual tax expense in the statement of operations, is as follows:

	YEAR ENDED DECEMBER 31,
	2014	2013	2012

Net (loss) income before tax	$(3,080)	$(5,084)	$7,657

Statutory tax rate	26.5%	25%	25%

Theoretical tax	(816)	(1,271)	1,914

Change in taxes resulting from effect of “Privileged Enterprise” status	(770)	(207)	(1,238)
Change in taxes resulting from taxation in foreign jurisdictions	876	64	(374)
Non-deductible expenses	985	797	168
Change in valuation allowance	(319)	(40)	(319)
Other	(4)	(267)	18
	$768	$347	$(1,745)

Actual tax (benefit) expense	$(48)	$(924)	$169